3. Loans (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Past due loans
Loans 30-89 days past due	$ 9,743	$ 9,564
Loans 90 or more days past due	737	1,244
Total past due loans	10,480	10,808
Total current loans	839,394	793,215
Total loans	849,874	804,023	$ 759,764
Accruing loans 90 or more days past due	0	0
Construction and land development
Past due loans
Loans 30-89 days past due	803	3
Loans 90 or more days past due	0	0
Total past due loans	803	3
Total current loans	91,793	94,175
Total loans	92,596	94,178
Accruing loans 90 or more days past due	0	0
Single-family residential
Past due loans
Loans 30-89 days past due	3,000	4,162
Loans 90 or more days past due	126	570
Total past due loans	3,126	4,732
Total current loans	266,349	248,251
Total loans	269,475	252,983
Accruing loans 90 or more days past due	0	0
Single-family residential - Banco de la Gente Non-traditional
Past due loans
Loans 30-89 days past due	4,834	4,627
Loans 90 or more days past due	413	580
Total past due loans	5,247	5,207
Total current loans	25,546	29,054
Total loans	30,793	34,261
Accruing loans 90 or more days past due	0	0
Commercial
Past due loans
Loans 30-89 days past due	504	228
Loans 90 or more days past due	176	0
Total past due loans	680	228
Total current loans	290,575	269,827
Total loans	291,255	270,055
Accruing loans 90 or more days past due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	48,090	33,163
Total loans	48,090	33,163
Accruing loans 90 or more days past due	0	0
Total real estate loans
Past due loans
Loans 30-89 days past due	9,141	9,020
Loans 90 or more days past due	715	1,150
Total past due loans	9,856	10,170
Total current loans	722,353	674,470
Total loans	732,209	684,640
Accruing loans 90 or more days past due	0	0
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	432	445
Loans 90 or more days past due	0	90
Total past due loans	432	535
Total current loans	99,831	96,930
Total loans	100,263	97,465
Accruing loans 90 or more days past due	0	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	1,033	926
Total loans	1,033	926
Accruing loans 90 or more days past due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	170	99
Loans 90 or more days past due	22	4
Total past due loans	192	103
Total current loans	8,240	9,062
Total loans	8,432	9,165
Accruing loans 90 or more days past due	0	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	7,937	11,827
Total loans	7,937	11,827
Accruing loans 90 or more days past due	$ 0	$ 0